MEMORANDUM OF UNDERSTANDING	9 Months Ended
Sep. 30, 2011
Memorandum Of Understanding [Abstract]
Memorandum Of Understanding [Text Block]
8. MEMORANDUM OF UNDERSTANDING

The Company entered into a Memorandum of Understanding (MoU) with Turning Mill, LLC, a Massachusetts company that has developed a business model that utilizes various federal and state renewable energy programs.  The MoU sets forth a framework for the companies to begin to collaborate in the clean, renewable energy market place.